NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Income & Growth Fund - Class I (ACVIG)
183,656 shares (cost $1,229,669)	$885,220
American Century VP - International Fund - Class I (ACVI)
238,796 shares (cost $1,925,472)	1,418,447
American Century VP - International Fund - Class III (ACVI3)
65,194 shares (cost $577,586)	387,250
American Century VP - Ultra(R) Fund - Class I (ACVU1)
4,233 shares (cost $41,801)	25,654
American Century VP - Value Fund - Class I (ACVV)
456,599 shares (cost $3,402,138)	2,136,881
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
3,018 shares (cost $45,535)	22,816
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
9,959 shares (cost $151,179)	103,178
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
37,982 shares (cost $1,268,063)	1,096,910
Federated IS - Quality Bond Fund II - Primary Class (FQB)
177,494 shares (cost $2,001,212)	1,774,944
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
234,277 shares (cost $5,456,041)	3,078,402
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
225,798 shares (cost $8,152,867)	5,299,490
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
134,406 shares (cost $806,322)	529,560
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
63,658 shares (cost $1,123,681)	771,536
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
17,101 shares (cost $373,943)	206,927
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
352,494 shares (cost $9,048,661)	5,403,725
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
30,103 shares (cost $446,806)	300,131
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
10,808 shares (cost $130,742)	53,177
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
41,496 shares (cost $959,253)	942,783
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
114,647 shares (cost $484,692)	332,477
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
8,208 shares (cost $36,695)	24,296
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
31,754 shares (cost $900,797)	825,934
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
16,828 shares (cost $752,800)	440,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2,472 shares (cost $70,919)	$46,767
Legg Mason Partners VET - Capital and Income Portfolio - Class I (LPVCII)
155,874 shares (cost $2,190,758)	1,214,261
Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)
280,402 shares (cost $6,619,115)	3,763,000
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
198,953 shares (cost $2,479,524)	2,021,363
Legg Mason Partners VIT - Global High Yield Bond Portfolio - Class I (SBVHY)
109,555 shares (cost $978,642)	580,640
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
129,469 shares (cost $1,019,645)	646,050
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
30,077 shares (cost $474,265)	211,442
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
1,290 shares (cost $9,111)	8,065
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
16,104 shares (cost $187,153)	100,811
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
24,516 shares (cost $248,312)	202,505
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
8,504 shares (cost $129,731)	70,245
Nationwide VIT - Government Bond Fund - Class I (GBF)
484,765 shares (cost $5,699,727)	5,822,023
Nationwide VIT - Growth Fund - Class I (CAF)
31,040 shares (cost $324,766)	275,015
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
52,742 shares (cost $612,872)	363,395
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
124,834 shares (cost $1,288,146)	1,157,208
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
238,280 shares (cost $2,727,551)	2,015,848
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
146,237 shares (cost $1,760,903)	1,164,047
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
154,749 shares (cost $1,675,826)	1,369,528
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
21,872 shares (cost $519,872)	383,418
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
190,058 shares (cost $2,965,079)	2,138,154
Nationwide VIT - Money Market Fund - Class I (SAM)
9,281,826 shares (cost $9,281,826)	9,281,826
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
38,981 shares (cost $503,125)	376,163
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
121,294 shares (cost $1,414,889)	802,964
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
106,587 shares (cost $2,259,853)	1,146,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Fund - Class I (TRF)
326,376 shares (cost $3,271,552)	$2,127,969
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
595 shares (cost $2,233)	1,326
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,627 shares (cost $6,539)	3,660
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
36,708 shares (cost $429,495)	256,592
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
15,317 shares (cost $193,070)	190,696
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
76,473 shares (cost $1,344,351)	1,234,268
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
48,480 shares (cost $772,788)	344,690
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
1,987 shares (cost $31,623)	18,662
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
94,751 shares (cost $3,215,706)	2,432,247
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
219,608 shares (cost $4,132,827)	3,197,490
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
48,570 shares (cost $1,894,665)	1,337,617
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
42,790 shares (cost $1,285,507)	849,817
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
26,010 shares (cost $428,868)	152,676
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
39,467 shares (cost $649,596)	232,068
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
9,182 shares (cost $335,179)	172,071
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2,122 shares (cost $65,633)	39,788
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
4,801 shares (cost $39,252)	31,063
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
90,046 shares (cost $1,686,271)	739,281

Total Investments	74,583,391

Total Assets	74,583,391

Accounts Payable	691

$74,582,700

Contract Owners’ Equity:
Accumulation units	74,539,163
Contracts in payout (annuitization) period	43,537

Total Contract Owners’ Equity (note 5)	$74,582,700

See accompanying notes to financial statements

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVIG	ACVI	ACVI3	ACVU1	ACVV	WGIP	DVSCS
Reinvested dividends	$2,040,375	30,611	22,198	5,982	-	77,971	893	2,036
Mortality and expense risk charges (note 2)	(1,631,991)	(19,740)	(35,381)	(9,658)	(686)	(42,697)	(427)	(2,919)

Net investment income (loss)	408,384	10,871	(13,183)	(3,676)	(686)	35,274	466	(883)

Proceeds from mutual fund shares sold	46,457,390	503,118	908,231	264,158	34,492	949,697	1,557	163,524
Cost of mutual fund shares sold	(48,253,281)	(484,229)	(964,441)	(176,116)	(37,972)	(1,141,220)	(2,501)	(208,351)

Realized gain (loss) on investments	(1,795,891)	18,889	(56,210)	88,042	(3,480)	(191,523)	(944)	(44,827)
Change in unrealized gain (loss) on investments	(49,884,880)	(801,100)	(1,558,305)	(532,664)	(27,285)	(1,210,123)	(16,161)	(67,049)

Net gain (loss) on investments	(51,680,771)	(782,211)	(1,614,515)	(444,622)	(30,765)	(1,401,646)	(17,105)	(111,876)

Reinvested capital gains	5,910,472	183,387	260,752	70,268	8,431	413,947	2,850	35,242

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,361,915)	(587,953)	(1,366,946)	(378,030)	(23,020)	(952,425)	(13,789)	(77,517)

Investment Activity:	DCAP	FQB	FEIS	FGS	FHIS	FOS	FOSR	FCS
Reinvested dividends	$33,248	140,076	109,592	59,136	61,430	29,067	7,829	70,875
Mortality and expense risk charges (note 2)	(22,583)	(35,266)	(77,892)	(130,250)	(12,177)	(18,851)	(4,967)	(125,984)

Net investment income (loss)	10,665	104,810	31,700	(71,114)	49,253	10,216	2,862	(55,109)

Proceeds from mutual fund shares sold	459,165	1,185,344	2,259,776	3,127,540	568,988	468,926	136,833	2,737,365
Cost of mutual fund shares sold	(438,858)	(1,257,540)	(2,311,089)	(3,746,466)	(622,124)	(447,061)	(157,450)	(2,692,066)

Realized gain (loss) on investments	20,307	(72,196)	(51,313)	(618,926)	(53,136)	21,865	(20,617)	45,299
Change in unrealized gain (loss) on investments	(706,859)	(225,378)	(2,779,297)	(4,687,687)	(205,088)	(926,143)	(226,879)	(4,964,337)

Net gain (loss) on investments	(686,552)	(297,574)	(2,830,610)	(5,306,613)	(258,224)	(904,278)	(247,496)	(4,919,038)

Reinvested capital gains	123,848	-	6,527	-	-	181,274	48,159	281,473

Net increase (decrease) in contract owners’ equity resulting from operations	$(552,039)	(192,764)	(2,792,383)	(5,377,727)	(208,971)	(712,788)	(196,475)	(4,692,674)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FGOS	FVSS	JACAS	JAGTS	JAGTS2	JAIGS	JAIGS2	JPMCVP
Reinvested dividends	$1,827	609	173	458	33	44,734	17,768	1,064
Mortality and expense risk charges (note 2)	(10,196)	(1,412)	(25,616)	(7,745)	(511)	(25,044)	(9,262)	(1,262)

Net investment income (loss)	(8,369)	(803)	(25,443)	(7,287)	(478)	19,690	8,506	(198)

Proceeds from mutual fund shares sold	412,218	36,746	875,464	158,663	7,670	956,900	386,270	33,516
Cost of mutual fund shares sold	(398,368)	(55,422)	(529,826)	(183,451)	(7,889)	(482,736)	(305,702)	(43,798)

Realized gain (loss) on investments	13,850	(18,676)	345,638	(24,788)	(219)	474,164	80,568	(10,282)
Change in unrealized gain (loss) on investments	(505,021)	(71,046)	(1,167,063)	(263,878)	(19,171)	(1,811,619)	(599,443)	(33,506)

Net gain (loss) on investments	(491,171)	(89,722)	(821,425)	(288,666)	(19,390)	(1,337,455)	(518,875)	(43,788)

Reinvested capital gains	-	25,236	-	-	-	239,780	95,287	7,212

Net increase (decrease) in contract owners’ equity resulting from operations	$(499,540)	(65,289)	(846,868)	(295,953)	(19,868)	(1,077,985)	(415,082)	(36,774)

Investment Activity:	LPVCII	SBTRP	SBVI	SBVHY	HIBF	GEM3	GIG	GIG3
Reinvested dividends	$17,868	91,593	36,755	86,060	83,460	5,390	176	2,672
Mortality and expense risk charges (note 2)	(29,492)	(90,747)	(44,124)	(14,537)	(13,301)	(7,100)	(175)	(3,360)

Net investment income (loss)	(11,624)	846	(7,369)	71,523	70,159	(1,710)	1	(688)

Proceeds from mutual fund shares sold	777,479	2,661,813	1,093,292	852,294	225,829	314,327	729	143,646
Cost of mutual fund shares sold	(1,096,512)	(3,411,166)	(978,335)	(944,850)	(262,045)	(296,593)	(407)	(145,721)

Realized gain (loss) on investments	(319,033)	(749,353)	114,957	(92,556)	(36,216)	17,734	322	(2,075)
Change in unrealized gain (loss) on investments	(527,386)	(1,927,967)	(1,540,109)	(322,873)	(312,348)	(473,410)	(9,453)	(157,534)

Net gain (loss) on investments	(846,419)	(2,677,320)	(1,425,152)	(415,429)	(348,564)	(455,676)	(9,131)	(159,609)

Reinvested capital gains	46,152	4,824	90,324	-	-	101,067	1,867	33,109

Net increase (decrease) in contract owners’ equity resulting from operations	$(811,891)	(2,671,650)	(1,342,197)	(343,906)	(278,405)	(356,319)	(7,263)	(127,188)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GEF	GEF3	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$2,548	890	285,609	1,157	10,242	46,208	76,967	40,872
Mortality and expense risk charges (note 2)	(5,033)	(2,054)	(98,542)	(6,118)	(6,857)	(19,256)	(39,444)	(23,743)

Net investment income (loss)	(2,485)	(1,164)	187,067	(4,961)	3,385	26,952	37,523	17,129

Proceeds from mutual fund shares sold	109,673	147,106	3,118,460	159,778	8,077	318,335	719,402	468,866
Cost of mutual fund shares sold	(100,721)	(123,762)	(3,272,331)	(164,869)	(7,343)	(343,024)	(746,413)	(448,571)

Realized gain (loss) on investments	8,952	23,344	(153,871)	(5,091)	734	(24,689)	(27,011)	20,295
Change in unrealized gain (loss) on investments	(275,375)	(125,200)	351,139	(200,042)	(308,827)	(135,615)	(1,002,630)	(814,242)

Net gain (loss) on investments	(266,423)	(101,856)	197,268	(205,133)	(308,093)	(160,304)	(1,029,641)	(793,947)

Reinvested capital gains	64,393	22,035	-	-	85,066	25,114	234,783	162,667

Net increase (decrease) in contract owners’ equity resulting from operations	$(204,515)	(80,985)	384,335	(210,094)	(219,642)	(108,238)	(757,335)	(614,151)

Investment Activity:	GVDMC	SGRF	MCIF	SAM	SCGF	SCVF	SCF	TRF
Reinvested dividends	$56,872	-	44,040	182,241	-	14,004	14,963	52,038
Mortality and expense risk charges (note 2)	(26,400)	(10,213)	(50,479)	(127,734)	(8,425)	(18,461)	(27,749)	(53,866)

Net investment income (loss)	30,472	(10,213)	(6,439)	54,507	(8,425)	(4,457)	(12,786)	(1,828)

Proceeds from mutual fund shares sold	782,298	301,964	1,375,444	5,283,621	224,575	548,321	674,602	1,423,999
Cost of mutual fund shares sold	(830,427)	(469,740)	(1,055,162)	(5,283,621)	(210,855)	(597,874)	(796,029)	(1,439,604)

Realized gain (loss) on investments	(48,129)	(167,776)	320,282	-	13,720	(49,553)	(121,427)	(15,605)
Change in unrealized gain (loss) on investments	(387,982)	(244,663)	(1,998,364)	-	(395,787)	(412,385)	(1,168,101)	(2,421,286)

Net gain (loss) on investments	(436,111)	(412,439)	(1,678,082)	-	(382,067)	(461,938)	(1,289,528)	(2,436,891)

Reinvested capital gains	89,940	-	218,352	-	-	-	402,809	579,633

Net increase (decrease) in contract owners’ equity resulting from operations	$(315,699)	(422,652)	(1,466,169)	54,507	(390,492)	(466,395)	(899,505)	(1,859,086)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GGTC	GGTC3	EIF	AMGP	AMCG	AMTP	AMSRS	OVGR
Reinvested dividends	$-	-	8,399	1,638	-	3,241	581	6,994
Mortality and expense risk charges (note 2)	(27)	(149)	(6,161)	(4,741)	(27,980)	(9,136)	(340)	(61,616)

Net investment income (loss)	(27)	(149)	2,238	(3,103)	(27,980)	(5,895)	241	(54,622)

Proceeds from mutual fund shares sold	31	28,812	219,194	164,484	555,503	139,886	1,462	1,847,263
Cost of mutual fund shares sold	(37)	(29,523)	(246,431)	(107,593)	(520,288)	(116,425)	(1,392)	(1,777,933)

Realized gain (loss) on investments	(6)	(711)	(27,237)	56,891	35,215	23,461	70	69,330
Change in unrealized gain (loss) on investments	(1,549)	(6,618)	(172,382)	(203,194)	(1,079,264)	(532,567)	(14,537)	(2,403,585)

Net gain (loss) on investments	(1,555)	(7,329)	(199,619)	(146,303)	(1,044,049)	(509,106)	(14,467)	(2,334,255)

Reinvested capital gains	293	801	5,580	11,225	-	102,278	1,988	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,289)	(6,677)	(191,801)	(138,181)	(1,072,029)	(412,723)	(12,238)	(2,388,877)

Investment Activity:	OVGI	OVAG	DSRG	VWEMR	VWEM	VWHAR	VWHA	MSEM
Reinvested dividends	$87,512	-	10,637	-	-	1,295	672	2,861
Mortality and expense risk charges (note 2)	(73,758)	(37,123)	(18,590)	(6,097)	(10,077)	(5,877)	(2,607)	(662)

Net investment income (loss)	13,754	(37,123)	(7,953)	(6,097)	(10,077)	(4,582)	(1,935)	2,199

Proceeds from mutual fund shares sold	1,926,447	1,094,870	513,093	288,583	348,481	254,433	169,526	59,003
Cost of mutual fund shares sold	(1,910,390)	(1,116,247)	(663,271)	(474,602)	(476,891)	(305,482)	(81,273)	(60,253)

Realized gain (loss) on investments	16,057	(21,377)	(150,178)	(186,019)	(128,410)	(51,049)	88,253	(1,250)
Change in unrealized gain (loss) on investments	(2,809,086)	(1,489,547)	(364,594)	(429,614)	(851,349)	(243,837)	(173,312)	(8,421)

Net gain (loss) on investments	(2,793,029)	(1,510,924)	(514,772)	(615,633)	(979,759)	(294,886)	(85,059)	(9,671)

Reinvested capital gains	380,246	-	-	263,918	393,996	58,007	36,780	1,651

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,399,029)	(1,548,047)	(522,725)	(357,812)	(595,840)	(241,461)	(50,214)	(5,821)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	MSVRE
Reinvested dividends	$46,310
Mortality and expense risk charges (note 2)	(19,314)

Net investment income (loss)	26,996

Proceeds from mutual fund shares sold	476,228
Cost of mutual fund shares sold	(644,599)

Realized gain (loss) on investments	(168,371)
Change in unrealized gain (loss) on investments	(885,882)

Net gain (loss) on investments	(1,054,253)

Reinvested capital gains	507,901

Net increase (decrease) in contract owners’ equity resulting from operations	$(519,356)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVIG		ACVI		ACVI3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$408,384	363,380	10,871	14,462	(13,183)	(28,500)	(3,676)	(7,065)
Realized gain (loss) on investments	(1,795,891)	10,866,551	18,889	224,112	(56,210)	22,517	88,042	122,947
Change in unrealized gain (loss) on investments	(49,884,880)	(4,608,842)	(801,100)	(246,896)	(1,558,305)	685,699	(532,664)	33,421
Reinvested capital gains	5,910,472	8,641,185	183,387	-	260,752	-	70,268	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,361,915)	15,262,274	(587,953)	(8,322)	(1,366,946)	679,716	(378,030)	149,303

Equity transactions:
Purchase payments received from contract owners (note 3)	4,540,105	5,168,637	3,485	25,638	-	-	17,897	36,546
Transfers between funds	-	-	15,836	2,138	(65,643)	(176,365)	(108,025)	27,539
Redemptions (note 3)	(40,573,537)	(69,906,096)	(460,879)	(883,697)	(806,179)	(1,848,479)	(150,429)	(124,541)
Annuity benefits	(106,265)	(112,053)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(29,765)	(36,048)	(321)	(386)	(539)	(779)	(78)	(101)
Contingent deferred sales charges (note 2)	(50,800)	(171,316)	(1,725)	(2,244)	(21)	(2,516)	(396)	(81)
Adjustments to maintain reserves	(2,519)	591	(52)	(1)	(15)	(12)	(17)	(2)

Net equity transactions	(36,222,781)	(65,056,285)	(443,656)	(858,552)	(872,397)	(2,028,151)	(241,048)	(60,640)

Net change in contract owners’ equity	(81,584,696)	(49,794,011)	(1,031,609)	(866,874)	(2,239,343)	(1,348,435)	(619,078)	88,663
Contract owners’ equity beginning of period	156,167,396	205,961,407	1,916,808	2,783,682	3,657,774	5,006,209	1,006,323	917,660

Contract owners’ equity end of period	$74,582,700	156,167,396	885,199	1,916,808	1,418,431	3,657,774	387,245	1,006,323

CHANGES IN UNITS:
Beginning units	11,694,776	15,924,268	160,096	229,072	249,312	397,165	56,154	59,602
Units purchased	921,171	2,685,065	4,411	7,677	-	-	1,997	10,235
Units redeemed	(4,043,527)	(6,914,557)	(49,874)	(76,653)	(71,601)	(147,853)	(18,431)	(13,683)

Ending units	8,572,420	11,694,776	114,633	160,096	177,711	249,312	39,720	56,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU1		ACVV		WGIP		DVSCS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(686)	(783)	35,274	15,897	466	(291)	(883)	(4,086)
Realized gain (loss) on investments	(3,480)	778	(191,523)	337,586	(944)	7,558	(44,827)	68,582
Change in unrealized gain (loss) on investments	(27,285)	10,147	(1,210,123)	(1,059,159)	(16,161)	(12,573)	(67,049)	(81,500)
Reinvested capital gains	8,431	-	413,947	461,537	2,850	8,121	35,242	18,002

Net increase (decrease) in contract owners’ equity resulting from operations	(23,020)	10,142	(952,425)	(244,139)	(13,789)	2,815	(77,517)	998

Equity transactions:
Purchase payments received from contract owners (note 3)	1,368	1,562	9,682	106,140	-	-	20,877	4,978
Transfers between funds	(59)	14,453	(139,884)	(99,212)	-	(10,013)	2,718	(80,224)
Redemptions (note 3)	(21,204)	(5,903)	(713,977)	(1,919,944)	(1,130)	(59,682)	(129,207)	(152,950)
Annuity benefits	-	-	(17,754)	(21,600)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(11)	(821)	(1,000)	-	(13)	(66)	(97)
Contingent deferred sales charges (note 2)	(325)	-	(1,503)	(7,659)	-	(35)	(619)	(244)
Adjustments to maintain reserves	13	(23)	21	(67)	11	-	(6)	6

Net equity transactions	(20,223)	10,078	(864,236)	(1,943,342)	(1,119)	(69,743)	(106,303)	(228,531)

Net change in contract owners’ equity	(43,243)	20,220	(1,816,661)	(2,187,481)	(14,908)	(66,928)	(183,820)	(227,533)
Contract owners’ equity beginning of period	68,894	48,674	3,953,528	6,141,009	37,719	104,647	286,989	514,522

Contract owners’ equity end of period	$25,651	68,894	2,136,867	3,953,528	22,811	37,719	103,169	286,989

CHANGES IN UNITS:
Beginning units	5,616	4,734	219,882	319,026	2,729	7,598	19,788	34,748
Units purchased	1,244	1,428	3,817	9,460	-	7	4,308	1,196
Units redeemed	(3,236)	(546)	(58,426)	(108,604)	(106)	(4,876)	(13,653)	(16,156)

Ending units	3,624	5,616	165,273	219,882	2,623	2,729	10,443	19,788

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DCAP		FQB		FEIS		FGS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$10,665	7,978	104,810	127,529	31,700	2,745	(71,114)	(109,243)
Realized gain (loss) on investments	20,307	176,341	(72,196)	13,921	(51,313)	617,189	(618,926)	(1,622,912)
Change in unrealized gain (loss) on investments	(706,859)	(31,580)	(225,378)	(6,311)	(2,779,297)	(1,158,867)	(4,687,687)	4,997,777
Reinvested capital gains	123,848	-	-	-	6,527	683,793	-	11,172

Net increase (decrease) in contract owners’ equity resulting from operations	(552,039)	152,739	(192,764)	135,139	(2,792,383)	144,860	(5,377,727)	3,276,794

Equity transactions:
Purchase payments received from contract owners (note 3)	2,335	2,900	9,955	56,827	59,594	110,585	67,913	189,788
Transfers between funds	(29,234)	(23,567)	(240,842)	(29,483)	(64,538)	(92,861)	(189,254)	(547,216)
Redemptions (note 3)	(407,071)	(1,147,151)	(888,043)	(1,077,333)	(2,119,414)	(3,832,504)	(2,682,071)	(5,424,320)
Annuity benefits	-	-	(15,563)	(15,497)	-	-	(19,017)	(18,318)
Contract maintenance charges (note 2)	(315)	(400)	(737)	(687)	(1,636)	(2,210)	(2,311)	(3,087)
Contingent deferred sales charges (note 2)	(722)	(1,013)	(798)	(3,817)	(1,264)	(10,240)	(933)	(11,535)
Adjustments to maintain reserves	7	(60)	(1,829)	(70)	(12)	(23)	(36)	(39)

Net equity transactions	(435,000)	(1,169,291)	(1,137,857)	(1,070,060)	(2,127,270)	(3,827,253)	(2,825,709)	(5,814,727)

Net change in contract owners’ equity	(987,039)	(1,016,552)	(1,330,621)	(934,921)	(4,919,653)	(3,682,393)	(8,203,436)	(2,537,933)
Contract owners’ equity beginning of period	2,083,939	3,100,491	3,105,519	4,040,440	7,998,043	11,680,436	13,502,867	16,040,800

Contract owners’ equity end of period	$1,096,900	2,083,939	1,774,898	3,105,519	3,078,390	7,998,043	5,299,431	13,502,867

CHANGES IN UNITS:
Beginning units	170,608	268,085	219,774	296,692	542,801	792,440	1,227,804	1,823,890
Units purchased	768	5,890	2,149	6,234	8,806	16,872	41,232	24,258
Units redeemed	(42,083)	(103,367)	(84,207)	(83,152)	(181,642)	(266,511)	(341,628)	(620,344)

Ending units	129,293	170,608	137,716	219,774	369,965	542,801	927,408	1,227,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHIS		FOS		FOSR		FCS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$49,253	85,724	10,216	38,402	2,862	10,679	(55,109)	(109,349)
Realized gain (loss) on investments	(53,136)	49,740	21,865	106,747	(20,617)	98,767	45,299	1,852,115
Change in unrealized gain (loss) on investments	(205,088)	(113,001)	(926,143)	23,576	(226,879)	(74,196)	(4,964,337)	(2,639,999)
Reinvested capital gains	-	-	181,274	180,705	48,159	47,910	281,473	3,105,198

Net increase (decrease) in contract owners’ equity resulting from operations	(208,971)	22,463	(712,788)	349,430	(196,475)	83,160	(4,692,674)	2,207,965

Equity transactions:
Purchase payments received from contract owners (note 3)	2,725	7,882	-	(2)	1,415	5,176	42,133	145,232
Transfers between funds	(16,001)	(98,304)	(85,682)	(71,588)	(18,277)	32,974	(62,502)	(436,388)
Redemptions (note 3)	(530,454)	(260,080)	(364,144)	(1,104,432)	(103,070)	(243,222)	(2,396,349)	(6,349,295)
Annuity benefits	-	-	-	-	-	-	(22,647)	(23,073)
Contract maintenance charges (note 2)	(311)	(268)	(221)	(247)	(139)	(173)	(1,959)	(2,838)
Contingent deferred sales charges (note 2)	(1,521)	(841)	(8)	(1,285)	(66)	(980)	(1,663)	(7,556)
Adjustments to maintain reserves	(28)	(7)	(12)	(3)	(33)	(23)	-	(49)

Net equity transactions	(545,590)	(351,618)	(450,067)	(1,177,557)	(120,170)	(206,248)	(2,442,987)	(6,673,967)

Net change in contract owners’ equity	(754,561)	(329,155)	(1,162,855)	(828,127)	(316,645)	(123,088)	(7,135,661)	(4,466,002)
Contract owners’ equity beginning of period	1,284,114	1,613,269	1,934,392	2,762,519	523,552	646,640	12,539,329	17,005,331

Contract owners’ equity end of period	$529,553	1,284,114	771,537	1,934,392	206,907	523,552	5,403,668	12,539,329

CHANGES IN UNITS:
Beginning units	120,548	153,308	128,952	212,807	27,204	38,833	707,919	1,112,087
Units purchased	1,468	851	-	-	831	7,103	19,641	46,102
Units redeemed	(54,776)	(33,611)	(36,025)	(83,855)	(8,606)	(18,732)	(187,536)	(450,270)

Ending units	67,240	120,548	92,927	128,952	19,429	27,204	540,024	707,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FGOS		FVSS		JACAS		JAGTS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(8,369)	(20,371)	(803)	(1,294)	(25,443)	(31,296)	(7,287)	(9,493)
Realized gain (loss) on investments	13,850	26,116	(18,676)	4,479	345,638	291,781	(24,788)	(98,458)
Change in unrealized gain (loss) on investments	(505,021)	270,893	(71,046)	(14,017)	(1,167,063)	468,206	(263,878)	263,160
Reinvested capital gains	-	-	25,236	24,948	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(499,540)	276,638	(65,289)	14,116	(846,868)	728,691	(295,953)	155,209

Equity transactions:
Purchase payments received from contract owners (note 3)	104	1,819	256	10,625	5,909	7,999	-	-
Transfers between funds	(53,047)	(22,098)	(5,442)	45,568	226,166	(49,823)	(6,734)	(58,170)
Redemptions (note 3)	(303,125)	(733,042)	(25,270)	(137,858)	(821,824)	(804,318)	(143,788)	(163,289)
Annuity benefits	-	-	-	-	-	-	(237)	(229)
Contract maintenance charges (note 2)	(199)	(229)	(49)	(37)	(437)	(462)	(140)	(178)
Contingent deferred sales charges (note 2)	(62)	(1,409)	(40)	(86)	(491)	(3,387)	-	(350)
Adjustments to maintain reserves	(11)	(26)	(15)	(3)	(13)	(23)	(14)	(17)

Net equity transactions	(356,340)	(754,985)	(30,560)	(81,791)	(590,690)	(850,014)	(150,913)	(222,233)

Net change in contract owners’ equity	(855,880)	(478,347)	(95,849)	(67,675)	(1,437,558)	(121,323)	(446,866)	(67,024)
Contract owners’ equity beginning of period	1,156,005	1,634,352	149,019	216,694	2,380,341	2,501,664	779,338	846,362

Contract owners’ equity end of period	$300,125	1,156,005	53,170	149,019	942,783	2,380,341	332,472	779,338

CHANGES IN UNITS:
Beginning units	112,503	192,953	9,497	14,378	201,817	285,849	161,814	210,813
Units purchased	5,867	6,219	363	6,140	25,879	6,825	-	-
Units redeemed	(52,450)	(86,669)	(2,821)	(11,021)	(82,194)	(90,857)	(36,813)	(48,999)

Ending units	65,920	112,503	7,039	9,497	145,502	201,817	125,001	161,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAGTS2		JAIGS		JAIGS2		JPMCVP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(478)	(798)	19,690	(28,998)	8,506	(8,384)	(198)	(607)
Realized gain (loss) on investments	(219)	13,589	474,164	382,437	80,568	131,080	(10,282)	16,479
Change in unrealized gain (loss) on investments	(19,171)	(831)	(1,811,619)	335,431	(599,443)	81,526	(33,506)	(18,161)
Reinvested capital gains	-	-	239,780	-	95,287	-	7,212	7,441

Net increase (decrease) in contract owners’ equity resulting from operations	(19,868)	11,960	(1,077,985)	688,870	(415,082)	204,222	(36,774)	5,152

Equity transactions:
Purchase payments received from contract owners (note 3)	2,398	7,319	-	-	1,533	97,536	-	-
Transfers between funds	3,931	32,212	(61,661)	(78,025)	226,522	161,522	-	-
Redemptions (note 3)	(6,394)	(47,957)	(869,595)	(669,004)	(300,284)	(217,954)	(31,963)	(78,873)
Annuity benefits	(784)	(755)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(35)	(30)	(349)	(415)	(169)	(191)	(18)	(37)
Contingent deferred sales charges (note 2)	-	(739)	(229)	(2,905)	(170)	(196)	(272)	(267)
Adjustments to maintain reserves	6	(18)	(33)	(20)	(2)	(18)	(5)	3

Net equity transactions	(878)	(9,968)	(931,867)	(750,369)	(72,570)	40,699	(32,258)	(79,174)

Net change in contract owners’ equity	(20,746)	1,992	(2,009,852)	(61,499)	(487,652)	244,921	(69,032)	(74,022)
Contract owners’ equity beginning of period	45,049	43,057	2,835,769	2,897,268	927,720	682,799	115,795	189,817

Contract owners’ equity end of period	$24,303	45,049	825,917	2,835,769	440,068	927,720	46,763	115,795

CHANGES IN UNITS:
Beginning units	3,085	3,489	173,906	224,260	32,485	30,190	8,121	13,447
Units purchased	543	3,276	-	-	17,407	11,720	-	-
Units redeemed	(564)	(3,680)	(66,370)	(50,354)	(17,189)	(9,425)	(3,141)	(5,326)

Ending units	3,064	3,085	107,536	173,906	32,703	32,485	4,980	8,121

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	LPVCII		SBTRP		SBVI		SBVHY
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(11,624)	9,263	846	8,788	(7,369)	(20,801)	71,523	98,824
Realized gain (loss) on investments	(319,033)	1,285	(749,353)	(65,567)	114,957	416,116	(92,556)	160,049
Change in unrealized gain (loss) on investments	(527,386)	(449,111)	(1,927,967)	(928,148)	(1,540,109)	(345,156)	(322,873)	(290,473)
Reinvested capital gains	46,152	445,123	4,824	449,805	90,324	124,362	-	8,866

Net increase (decrease) in contract owners’ equity resulting from operations	(811,891)	6,560	(2,671,650)	(535,122)	(1,342,197)	174,521	(343,906)	(22,734)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,479	13,916	23,297	37,640	8,268	28,618	2,776	6,944
Transfers between funds	(71,167)	3,226,667	(349,753)	12,864,409	(186,212)	(144,616)	(174,840)	3,945
Redemptions (note 3)	(678,967)	(471,679)	(2,234,332)	(3,357,543)	(868,107)	(1,799,591)	(664,706)	(895,360)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(926)	(659)	(1,681)	(1,450)	(686)	(788)	(307)	(382)
Contingent deferred sales charges (note 2)	(2,111)	(1,939)	(2,515)	(8,286)	(842)	(5,135)	(111)	(4,120)
Adjustments to maintain reserves	(24)	(7)	5	(26)	(17)	(15)	(7)	6

Net equity transactions	(746,716)	2,766,299	(2,564,979)	9,534,744	(1,047,596)	(1,921,527)	(837,195)	(888,967)

Net change in contract owners’ equity	(1,558,607)	2,772,859	(5,236,629)	8,999,622	(2,389,793)	(1,747,006)	(1,181,101)	(911,701)
Contract owners’ equity beginning of period	2,772,859	-	8,999,622	-	4,411,144	6,158,150	1,761,739	2,673,440

Contract owners’ equity end of period	$1,214,252	2,772,859	3,762,993	8,999,622	2,021,351	4,411,144	580,638	1,761,739

CHANGES IN UNITS:
Beginning units	276,791	-	946,802	-	288,388	412,420	106,828	159,724
Units purchased	863	328,910	3,743	1,319,087	779	1,926	230	3,018
Units redeemed	(88,471)	(52,119)	(317,461)	(372,285)	(80,973)	(125,958)	(55,438)	(55,914)

Ending units	189,183	276,791	633,084	946,802	208,194	288,388	51,620	106,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBVC		SBVTR		HIBF		GEM3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$-	(23,629)	-	11,465	70,159	74,150	(1,710)	(4,187)
Realized gain (loss) on investments	-	2,978,747	-	559,083	(36,216)	11,661	17,734	55,732
Change in unrealized gain (loss) on investments	-	(2,968,493)	-	(496,465)	(312,348)	(76,097)	(473,410)	95,128
Reinvested capital gains	-	648,235	-	20,903	-	-	101,067	62,730

Net increase (decrease) in contract owners’ equity resulting from operations	-	634,860	-	94,986	(278,405)	9,714	(356,319)	209,403

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24,988	-	5,873	253	651,514	65,701	4,389
Transfers between funds	-	(13,410,726)	-	(3,221,943)	(15,826)	(9,084)	14,552	136,037
Redemptions (note 3)	-	(983,672)	-	(225,880)	(187,368)	(282,159)	(272,295)	(66,157)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(558)	-	(312)	(163)	(136)	(107)	(87)
Contingent deferred sales charges (note 2)	-	(5,146)	-	(870)	(216)	(1,200)	(1,313)	(2)
Adjustments to maintain reserves	-	(38)	-	9	(7)	(5)	(56)	12

Net equity transactions	-	(14,375,152)	-	(3,443,123)	(203,327)	358,930	(193,518)	74,192

Net change in contract owners’ equity	-	(13,740,292)	-	(3,348,137)	(481,732)	368,644	(549,837)	283,595
Contract owners’ equity beginning of period	-	13,740,292	-	3,348,137	1,127,764	759,120	761,263	477,668

Contract owners’ equity end of period	$-	-	-	-	646,032	1,127,764	211,426	761,263

CHANGES IN UNITS:
Beginning units	-	818,372	-	254,656	79,369	54,324	20,688	18,628
Units purchased	-	1,517	-	3,947	937	46,247	8,630	6,190
Units redeemed	-	(819,889)	-	(258,603)	(16,271)	(21,202)	(15,499)	(4,130)

Ending units	-	-	-	-	64,035	79,369	13,819	20,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GIG		GIG3		GEF		GEF3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$1	(148)	(688)	(3,769)	(2,485)	(6,848)	(1,164)	(3,530)
Realized gain (loss) on investments	322	424	(2,075)	65,731	8,952	93,718	23,344	61,844
Change in unrealized gain (loss) on investments	(9,453)	1,843	(157,534)	(8,683)	(275,375)	23,358	(125,200)	581
Reinvested capital gains	1,867	1,169	33,109	31,174	64,393	-	22,035	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,263)	3,288	(127,188)	84,453	(204,515)	110,228	(80,985)	58,895

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	157	5,158	-	-	3,050	15,252
Transfers between funds	-	-	(10,753)	36,871	-	(35,641)	(36,511)	68,703
Redemptions (note 3)	(555)	(588)	(119,359)	(114,501)	(104,603)	(361,978)	(104,622)	(166,290)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(65)	(52)	(23)	(17)	(84)	(85)
Contingent deferred sales charges (note 2)	-	-	(4)	(46)	(15)	(121)	-	(1,666)
Adjustments to maintain reserves	(1)	(5)	(1)	(23)	(23)	27	(12)	(20)

Net equity transactions	(556)	(593)	(130,025)	(72,593)	(104,664)	(397,730)	(138,179)	(84,106)

Net change in contract owners’ equity	(7,819)	2,695	(257,213)	11,860	(309,179)	(287,502)	(219,164)	(25,211)
Contract owners’ equity beginning of period	15,880	13,185	358,015	346,155	511,674	799,176	289,389	314,600

Contract owners’ equity end of period	$8,061	15,880	100,802	358,015	202,495	511,674	70,225	289,389

CHANGES IN UNITS:
Beginning units	1,030	1,072	14,533	17,615	33,398	61,664	10,842	13,938
Units purchased	-	-	457	3,405	-	-	449	3,682
Units redeemed	(47)	(42)	(7,299)	(6,487)	(9,313)	(28,266)	(6,498)	(6,778)

Ending units	983	1,030	7,691	14,533	24,085	33,398	4,793	10,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		CAF		GVIDA		GVIDC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$187,067	292,589	(4,961)	(10,268)	3,385	3,336	26,952	29,955
Realized gain (loss) on investments	(153,871)	(117,952)	(5,091)	(57,203)	734	49,493	(24,689)	13,553
Change in unrealized gain (loss) on investments	351,139	359,280	(200,042)	206,977	(308,827)	(45,069)	(135,615)	(21,445)
Reinvested capital gains	-	-	-	-	85,066	22,663	25,114	34,088

Net increase (decrease) in contract owners’ equity resulting from operations	384,335	533,917	(210,094)	139,506	(219,642)	30,423	(108,238)	56,151

Equity transactions:
Purchase payments received from contract owners (note 3)	48,053	180,452	3,314	6,558	2,722	71,705	78,124	40,740
Transfers between funds	221,139	(182,428)	(1,045)	(81,662)	-	78,931	24,906	185,808
Redemptions (note 3)	(3,056,972)	(4,028,400)	(137,487)	(377,779)	(2,192)	(242,280)	(305,416)	(283,484)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,403)	(2,383)	(82)	(135)	(51)	(44)	(192)	(247)
Contingent deferred sales charges (note 2)	(8,772)	(11,595)	(143)	(654)	(30)	(32)	(1,270)	(131)
Adjustments to maintain reserves	(24)	(2)	(9)	(16)	(31)	26	(4)	1,487

Net equity transactions	(2,798,979)	(4,044,356)	(135,452)	(453,688)	418	(91,694)	(203,852)	(55,827)

Net change in contract owners’ equity	(2,414,644)	(3,510,439)	(345,546)	(314,182)	(219,224)	(61,271)	(312,090)	324
Contract owners’ equity beginning of period	8,236,653	11,747,092	620,557	934,739	582,603	643,874	1,469,295	1,468,971

Contract owners’ equity end of period	$5,822,009	8,236,653	275,011	620,557	363,379	582,603	1,157,205	1,469,295

CHANGES IN UNITS:
Beginning units	575,308	866,835	91,019	161,590	37,830	43,676	121,780	126,499
Units purchased	24,038	14,957	4,180	1,084	222	11,695	8,764	25,532
Units redeemed	(216,456)	(306,484)	(28,454)	(71,655)	(161)	(17,541)	(27,035)	(30,251)

Ending units	382,890	575,308	66,745	91,019	37,891	37,830	103,509	121,780

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		SGRF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$37,523	43,934	17,129	18,566	30,472	34,784	(10,213)	(18,418)
Realized gain (loss) on investments	(27,011)	196,682	20,295	277,362	(48,129)	129,708	(167,776)	(242,662)
Change in unrealized gain (loss) on investments	(1,002,630)	(140,789)	(814,242)	(235,722)	(387,982)	(126,472)	(244,663)	373,822
Reinvested capital gains	234,783	56,598	162,667	47,434	89,940	54,348	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(757,335)	156,425	(614,151)	107,640	(315,699)	92,368	(422,652)	112,742

Equity transactions:
Purchase payments received from contract owners (note 3)	23,903	298,190	74,341	250,491	80,118	349,497	3,650	55,618
Transfers between funds	(6,560)	7,295	(26,142)	56,436	(117,169)	198,865	(117,976)	(112,663)
Redemptions (note 3)	(624,210)	(850,878)	(410,747)	(1,018,080)	(502,564)	(969,372)	(154,774)	(467,058)
Annuity benefits	(9,104)	(9,518)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(811)	(1,008)	(358)	(435)	(131)	(248)	(157)	(240)
Contingent deferred sales charges (note 2)	(3,930)	(3,595)	(208)	(7,272)	-	(2,725)	(38)	(1,155)
Adjustments to maintain reserves	3	(76)	2	(34)	(13)	(31)	(28)	(10)

Net equity transactions	(620,709)	(559,590)	(363,112)	(718,894)	(539,759)	(424,014)	(269,323)	(525,508)

Net change in contract owners’ equity	(1,378,044)	(403,165)	(977,263)	(611,254)	(855,458)	(331,646)	(691,975)	(412,766)
Contract owners’ equity beginning of period	3,393,891	3,797,056	2,141,309	2,752,563	2,224,964	2,556,610	1,075,387	1,488,153

Contract owners’ equity end of period	$2,015,847	3,393,891	1,164,046	2,141,309	1,369,506	2,224,964	383,412	1,075,387

CHANGES IN UNITS:
Beginning units	247,024	287,318	145,002	195,073	171,697	205,910	107,189	159,427
Units purchased	5,107	35,362	6,693	21,678	15,484	42,677	2,347	5,563
Units redeemed	(57,857)	(75,656)	(35,171)	(71,749)	(61,017)	(76,890)	(37,608)	(57,801)

Ending units	194,274	247,024	116,524	145,002	126,164	171,697	71,928	107,189

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MCIF		SAM		SCGF		SCVF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(6,439)	(6,551)	54,507	291,616	(8,425)	(15,981)	(4,457)	(10,204)
Realized gain (loss) on investments	320,282	1,061,721	-	-	13,720	44,583	(49,553)	268,379
Change in unrealized gain (loss) on investments	(1,998,364)	(751,854)	-	-	(395,787)	62,946	(412,385)	(687,741)
Reinvested capital gains	218,352	189,615	-	-	-	-	-	269,339

Net increase (decrease) in contract owners’ equity resulting from operations	(1,466,169)	492,931	54,507	291,616	(390,492)	91,548	(466,395)	(160,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	35,540	56,067	3,624,461	1,626,545	9,150	4,808	33,897	6,717
Transfers between funds	(215,339)	(469,273)	3,164,787	3,849,272	(85,484)	3,661	(112,460)	(225,039)
Redemptions (note 3)	(1,124,607)	(2,708,570)	(6,131,122)	(6,087,877)	(131,869)	(279,022)	(415,253)	(974,921)
Annuity benefits	-	-	-	-	-	-	(4,560)	(5,395)
Contract maintenance charges (note 2)	(813)	(934)	(1,943)	(1,982)	(86)	(104)	(434)	(509)
Contingent deferred sales charges (note 2)	(733)	(7,960)	(6,261)	(11,571)	(156)	(1,311)	(840)	(2,852)
Adjustments to maintain reserves	(10)	(38)	80	188	1	(26)	(27)	(86)

Net equity transactions	(1,305,962)	(3,130,708)	650,002	(625,425)	(208,444)	(271,994)	(499,677)	(1,202,085)

Net change in contract owners’ equity	(2,772,131)	(2,637,777)	704,509	(333,809)	(598,936)	(180,446)	(966,072)	(1,362,312)
Contract owners’ equity beginning of period	4,910,275	7,548,052	8,577,361	8,911,170	975,090	1,155,536	1,769,015	3,131,327

Contract owners’ equity end of period	$2,138,144	4,910,275	9,281,870	8,577,361	376,154	975,090	802,943	1,769,015

CHANGES IN UNITS:
Beginning units	236,524	385,488	750,179	805,231	71,209	91,311	82,598	134,121
Units purchased	3,868	6,706	638,051	541,032	1,047	3,727	3,867	1,979
Units redeemed	(75,954)	(155,670)	(581,476)	(596,084)	(20,258)	(23,829)	(30,275)	(53,502)

Ending units	164,438	236,524	806,754	750,179	51,998	71,209	56,190	82,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF		TRF		GGTC		GGTC3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(12,786)	(47,270)	(1,828)	(28,495)	(27)	(34)	(149)	(286)
Realized gain (loss) on investments	(121,427)	327,714	(15,605)	530,598	(6)	17	(711)	144
Change in unrealized gain (loss) on investments	(1,168,101)	(659,427)	(2,421,286)	(346,553)	(1,549)	439	(6,618)	2,789
Reinvested capital gains	402,809	465,612	579,633	325,553	293	-	801	-

Net increase (decrease) in contract owners’ equity resulting from operations	(899,505)	86,629	(1,859,086)	481,103	(1,289)	422	(6,677)	2,647

Equity transactions:
Purchase payments received from contract owners (note 3)	13,584	122,656	9,785	16,694	-	-	-	-
Transfers between funds	(177,241)	18,165	(36,402)	(109,728)	-	-	10,434	19,733
Redemptions (note 3)	(477,450)	(1,554,916)	(1,322,056)	(2,775,620)	-	(63)	(28,646)	(177)
Annuity benefits	-	-	(6,153)	(6,809)	-	-	-	-
Contract maintenance charges (note 2)	(340)	(514)	(1,340)	(1,622)	(4)	(5)	(9)	(1)
Contingent deferred sales charges (note 2)	(355)	(2,385)	(594)	(4,650)	-	(2)	(10)	(5)
Adjustments to maintain reserves	5	(25)	(46)	1	(2)	-	(1)	(5)

Net equity transactions	(641,797)	(1,417,019)	(1,356,806)	(2,881,734)	(6)	(70)	(18,232)	19,545

Net change in contract owners’ equity	(1,541,302)	(1,330,390)	(3,215,892)	(2,400,631)	(1,295)	352	(24,909)	22,192
Contract owners’ equity beginning of period	2,688,180	4,018,570	5,343,797	7,744,428	2,619	2,267	28,561	6,369

Contract owners’ equity end of period	$1,146,878	2,688,180	2,127,905	5,343,797	1,324	2,619	3,652	28,561

CHANGES IN UNITS:
Beginning units	125,923	189,550	418,780	647,330	684	701	2,002	529
Units purchased	1,918	10,967	2,734	3,956	-	-	897	1,485
Units redeemed	(39,689)	(74,594)	(131,916)	(232,506)	(2)	(17)	(2,394)	(12)

Ending units	88,152	125,923	289,598	418,780	682	684	505	2,002

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	EIF		AMGP		AMCG		AMTP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$2,238	2,191	(3,103)	(7,776)	(27,980)	(42,693)	(5,895)	(7,590)
Realized gain (loss) on investments	(27,237)	135,908	56,891	76,241	35,215	18,455	23,461	85,583
Change in unrealized gain (loss) on investments	(172,382)	(188,997)	(203,194)	(30,902)	(1,079,264)	598,130	(532,567)	(93,400)
Reinvested capital gains	5,580	34,007	11,225	-	-	-	102,278	86,950

Net increase (decrease) in contract owners’ equity resulting from operations	(191,801)	(16,891)	(138,181)	37,563	(1,072,029)	573,892	(412,723)	71,543

Equity transactions:
Purchase payments received from contract owners (note 3)	4,279	26,497	2,978	13,304	8,046	19,524	268	123,992
Transfers between funds	(53,469)	(88,360)	(1,841)	-	(70,981)	(82,414)	10,541	(33,964)
Redemptions (note 3)	(157,869)	(448,272)	(158,749)	(256,463)	(387,917)	(705,715)	(129,426)	(273,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(170)	(154)	(105)	(89)	(500)	(575)	(64)	(60)
Contingent deferred sales charges (note 2)	(34)	(1,643)	(215)	(61)	(337)	(1,895)	(591)	(637)
Adjustments to maintain reserves	(11)	(15)	(21)	5	(25)	(26)	(8)	(31)

Net equity transactions	(207,274)	(511,947)	(157,953)	(243,304)	(451,714)	(771,101)	(119,280)	(184,223)

Net change in contract owners’ equity	(399,075)	(528,838)	(296,134)	(205,741)	(1,523,743)	(197,209)	(532,003)	(112,680)
Contract owners’ equity beginning of period	655,659	1,184,497	486,831	692,572	2,757,994	2,955,203	876,681	989,361

Contract owners’ equity end of period	$256,584	655,659	190,697	486,831	1,234,251	2,757,994	344,678	876,681

CHANGES IN UNITS:
Beginning units	60,057	104,599	31,805	47,905	177,362	229,581	52,079	63,355
Units purchased	895	2,987	227	903	7,635	7,732	801	10,178
Units redeemed	(23,121)	(47,529)	(11,897)	(17,003)	(42,844)	(59,951)	(9,258)	(21,454)

Ending units	37,831	60,057	20,135	31,805	142,153	177,362	43,622	52,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVGI		OVAG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$241	(492)	(54,622)	(89,773)	13,754	(30,792)	(37,123)	(68,539)
Realized gain (loss) on investments	70	4,119	69,330	(16,098)	16,057	438,601	(21,377)	(570,341)
Change in unrealized gain (loss) on investments	(14,537)	(2,433)	(2,403,585)	1,056,100	(2,809,086)	(85,278)	(1,489,547)	914,210
Reinvested capital gains	1,988	141	-	-	380,246	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,238)	1,335	(2,388,877)	950,229	(2,399,029)	322,531	(1,548,047)	275,330

Equity transactions:
Purchase payments received from contract owners (note 3)	3,911	-	56,010	76,703	30,061	35,251	30,628	101,364
Transfers between funds	(98)	701	(209,695)	(217,041)	(119,694)	(342,032)	(403,798)	(212,146)
Redemptions (note 3)	(808)	(4,003)	(1,541,714)	(2,668,254)	(1,753,235)	(2,676,633)	(673,224)	(1,539,870)
Annuity benefits	-	-	(10,446)	(10,859)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,746)	(2,190)	(1,370)	(1,642)	(732)	(964)
Contingent deferred sales charges (note 2)	-	-	(2,085)	(8,598)	(1,243)	(7,251)	(380)	(2,237)
Adjustments to maintain reserves	11	(28)	(72)	31	(8)	(50)	(20)	15

Net equity transactions	3,016	(3,330)	(1,709,748)	(2,830,208)	(1,845,489)	(2,992,357)	(1,047,526)	(1,653,838)

Net change in contract owners’ equity	(9,222)	(1,995)	(4,098,625)	(1,879,979)	(4,244,518)	(2,669,826)	(2,595,573)	(1,378,508)
Contract owners’ equity beginning of period	27,874	29,869	6,530,782	8,410,761	7,442,006	10,111,832	3,933,186	5,311,694

Contract owners’ equity end of period	$18,652	27,874	2,432,157	6,530,782	3,197,488	7,442,006	1,337,613	3,933,186

CHANGES IN UNITS:
Beginning units	1,972	2,242	490,044	710,080	636,940	891,007	372,119	526,837
Units purchased	328	1,145	11,417	7,747	3,884	3,033	5,241	9,984
Units redeemed	(90)	(1,415)	(161,347)	(227,783)	(189,731)	(257,100)	(125,353)	(164,702)

Ending units	2,210	1,972	340,114	490,044	451,093	636,940	252,007	372,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRG		VWEMR		VWEM		VWHAR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(7,953)	(19,313)	(6,097)	(6,420)	(10,077)	(14,087)	(4,582)	(4,166)
Realized gain (loss) on investments	(150,178)	(312,136)	(186,019)	50,008	(128,410)	685,481	(51,049)	23,473
Change in unrealized gain (loss) on investments	(364,594)	476,604	(429,614)	44,264	(851,349)	(520,011)	(243,837)	54,655
Reinvested capital gains	-	-	263,918	93,977	393,996	339,103	58,007	43,520

Net increase (decrease) in contract owners’ equity resulting from operations	(522,725)	145,155	(357,812)	181,829	(595,840)	490,486	(241,461)	117,482

Equity transactions:
Purchase payments received from contract owners (note 3)	1,360	32,245	1,587	9,134	-	-	-	5,355
Transfers between funds	(79,392)	(154,245)	(76,270)	127,844	(122,567)	(85,495)	140,446	33,679
Redemptions (note 3)	(414,548)	(776,481)	(146,913)	(45,969)	(215,724)	(1,085,001)	(100,759)	(73,304)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(393)	(628)	(66)	(124)	(102)	(197)	(44)	(35)
Contingent deferred sales charges (note 2)	(1,312)	(977)	(16)	(3)	(2)	(333)	(17)	-
Adjustments to maintain reserves	(9)	(20)	(10)	13	(6)	(35)	21	(31)

Net equity transactions	(494,294)	(900,106)	(221,688)	90,895	(338,401)	(1,171,061)	39,647	(34,336)

Net change in contract owners’ equity	(1,017,019)	(754,951)	(579,500)	272,724	(934,241)	(680,575)	(201,814)	83,146
Contract owners’ equity beginning of period	1,866,827	2,621,778	732,178	459,454	1,166,312	1,846,887	373,893	290,747

Contract owners’ equity end of period	$849,808	1,866,827	152,678	732,178	232,071	1,166,312	172,079	373,893

CHANGES IN UNITS:
Beginning units	218,051	325,427	23,930	20,367	30,670	65,895	11,401	12,703
Units purchased	196	3,792	2,978	9,212	-	-	8,468	5,295
Units redeemed	(64,726)	(111,168)	(12,550)	(5,649)	(13,096)	(35,225)	(9,996)	(6,597)

Ending units	153,521	218,051	14,358	23,930	17,574	30,670	9,873	11,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		MSEM		MSVRE
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,935)	(3,662)	2,199	5,416	26,996	(8,633)
Realized gain (loss) on investments	88,253	97,455	(1,250)	1,465	(168,371)	483,886
Change in unrealized gain (loss) on investments	(173,312)	(25,533)	(8,421)	(4,884)	(885,882)	(1,063,577)
Reinvested capital gains	36,780	38,360	1,651	2,906	507,901	195,777

Net increase (decrease) in contract owners’ equity resulting from operations	(50,214)	106,620	(5,821)	4,903	(519,356)	(392,547)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	775	25,688
Transfers between funds	-	-	(4,497)	-	(31,971)	(141,591)
Redemptions (note 3)	(166,918)	(136,167)	(53,498)	(18,980)	(336,092)	(567,738)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(47)	(67)	(364)	(510)
Contingent deferred sales charges (note 2)	-	(53)	(300)	(16)	(973)	(1,801)
Adjustments to maintain reserves	11	(35)	(34)	11	(16)	14

Net equity transactions	(166,907)	(136,255)	(58,376)	(19,052)	(368,641)	(685,938)

Net change in contract owners’ equity	(217,121)	(29,635)	(64,197)	(14,149)	(887,997)	(1,078,485)
Contract owners’ equity beginning of period	256,912	286,547	95,246	109,395	1,627,283	2,705,768

Contract owners’ equity end of period	$39,791	256,912	31,049	95,246	739,286	1,627,283

CHANGES IN UNITS:
Beginning units	5,827	9,314	3,770	4,548	52,917	71,940
Units purchased	-	-	-	-	3,065	5,235
Units redeemed	(4,128)	(3,487)	(2,304)	(778)	(16,721)	(24,258)

Ending units	1,699	5,827	1,466	3,770	39,261	52,917

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Primary Class (FALF)*

Federated IS - High Income Bond Fund II - Primary Class (FHIB)*

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)*

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)*

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Capital and Income Portfolio - Class I (LPVCII)

Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)

Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)

Portfolios of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT - Global High Yield Bond Portfolio - Class I (SBVHY)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Legg Mason Partners Variable Portfolios I, Inc. (Legg Mason Partners VP I,Inc);

Legg Mason Partners VP I, Inc. - All Cap Portfolio - Class I (SBVC)*

Legg Mason Partners VP I, Inc. - Total Return Portfolio - Class I (SBVTR)*

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Growth Series - Initial Class (MEGS) (formerly Emerging Growth Series - Initial Class)*

MFS(R) VIT - Total Return Series - Initial Class (MTRS)*

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)*

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

*	At December 31, 2008, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited

Maximum Variable Account Charges*	1.40%	1.80%
*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	ACVIG	ACVI	ACVI3	ACVU1	ACVV	WGIP	DVSCS

1.40%	$1,628,663	19,740	35,381	9,658	686	42,588	427	2,919
1.80%	3,328	-	-	-	-	109	-	-

Totals	$1,631,991	19,740	35,381	9,658	686	42,697	427	2,919

	DCAP	FQB	FEIS	FGS	FHIS	FOS	FOSR	FCS

1.40%	$22,489	35,173	77,234	129,907	12,096	18,851	4,967	125,713
1.80%	94	93	658	343	81	-	-	271

Totals	$22,583	35,266	77,892	130,250	12,177	18,851	4,967	125,984

	FGOS	FVSS	JACAS	JAGTS	JAGTS2	JAIGS	JAIGS2	JPMCVP

1.40%	$10,196	1,412	25,342	7,745	511	25,044	9,262	1,262
1.80%	-	-	274	-	-	-	-	-

Totals	$10,196	1,412	25,616	7,745	511	25,044	9,262	1,262

	LPVCII	SBTRP	SBVI	SBVHY	HIBF	GEM3	GIG	GIG3

1.40%	$29,410	90,387	44,124	14,537	13,301	7,100	175	3,360
1.80%	82	360	-	-	-	-	-	-

Totals	$29,492	90,747	44,124	14,537	13,301	7,100	175	3,360

	GEF	GEF3	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA

1.40%	$5,033	2,054	98,425	6,118	6,857	19,256	39,444	23,743
1.80%	-	-	117	-	-	-	-	-

Totals	$5,033	2,054	98,542	6,118	6,857	19,256	39,444	23,743

	GVDMC	SGRF	MCIF	SAM	SCGF	SCVF	SCF	TRF

1.40%	$26,400	10,213	50,365	127,734	8,425	18,461	27,749	53,453
1.80%	-	-	114	-	-	-	-	413

Totals	$26,400	10,213	50,479	127,734	8,425	18,461	27,749	53,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GGTC	GGTC3	EIF	AMGP	AMCG	AMTP	AMSRS	OVGR

1.40%	$27	149	6,161	4,741	27,980	9,136	340	61,525
1.80%	-	-	-	-	-	-	-	91

Totals	$27	149	6,161	4,741	27,980	9,136	340	61,616

	OVGI	OVAG	DSRG	VWEMR	VWEM	VWHAR	VWHA	MSEM

1.40%	$73,652	37,001	18,590	6,097	10,077	5,877	2,607	662
1.80%	106	122	-	-	-	-	-	-

Totals	$73,758	37,123	18,590	6,097	10,077	5,877	2,607	662

	MSVRE

1.40%	$19,314
1.80%	-

Totals	$19,314

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $898,594 and $3,230,697, respectively, and total transfers from the Account to the fixed account were $4,713,649 and $2,819,615, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $117,178 and $43,277 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$74,583,391	0	$74,583,391

Accounts Payable of $691 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	1.40%			114,633	$7.72			$885,199	2.15%	-35.50%
2007	1.40%			160,096	11.97			1,916,808	2.10%	-1.47%
2006	1.40%			229,072	12.15			2,783,682	1.83%	15.45%
2005	1.40%			255,347	10.53			2,687,651	1.94%	3.17%
2004	1.40%			275,863	10.20			2,814,366	1.36%	11.41%
American Century VP - International Fund - Class I (ACVI)
2008	1.40%			177,711	7.98			1,418,431	0.87%	-45.60%
2007	1.40%			249,312	14.67			3,657,774	0.79%	16.40%
2006	1.40%			397,165	12.60			5,006,209	1.64%	23.28%
2005	1.40%			482,505	10.22			4,933,391	1.13%	11.67%
2004	1.40%			532,877	9.16			4,878,891	0.54%	13.32%
American Century VP - International Fund - Class III (ACVI3)
2008	1.40%			39,720	9.75			387,245	0.86%	-45.60%
2007	1.40%			56,154	17.92			1,006,323	0.69%	16.40%
2006	1.40%			59,602	15.40			917,660	1.53%	23.28%
2005	1.40%			58,170	12.49			726,484	0.98%	11.52%
2004	1.40%			43,591	11.20			488,162	0.52%	13.47%
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	1.40%			3,624	7.08			25,651	0.00%	-42.30%
2007	1.40%			5,616	12.27			68,894	0.00%	19.31%
2006	1.40%			4,734	10.28			48,674	0.00%	-4.63%
2005	1.40%			5,418	10.78			58,409	0.00%	0.74%
2004	1.40%			4,073	10.70			43,587	0.00%	9.13%
American Century VP - Value Fund - Class I (ACVV)
2008	1.40%	to	1.80%	165,273	12.90	to	10.52	2,130,331	2.55%	-27.80%	to	-28.10%
2007	1.40%	to	1.80%	219,882	17.86	to	14.63	3,926,114	1.76%	-6.47%	to	-6.86%
2006	1.40%	to	1.80%	319,026	19.10	to	15.71	6,091,392	1.36%	17.00%	to	16.52%
2005	1.40%	to	1.80%	370,634	16.32	to	13.48	6,048,877	0.85%	3.57%	to	3.15%
2004	1.40%	to	1.80%	385,376	15.76	to	13.07	6,072,845	0.97%	12.73%	to	12.28%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	1.40%			2,623	8.70			22,811	2.89%	-37.08%
2007	1.40%			2,729	13.82			37,719	0.77%	0.35%
2006	1.40%			7,598	13.77			104,647	1.16%	17.68%
2005	1.40%			9,041	11.70			105,810	0.82%	6.63%
2004	1.40%			8,076	10.98			88,636	0.32%	9.78%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	1.40%			10,443	9.88			103,169	0.96%	-31.88%
2007	1.40%			19,788	14.50			286,989	0.42%	-2.05%
2006	1.40%			34,748	14.81			514,522	0.43%	12.81%
2005	1.40%			39,040	13.13			512,416	0.00%	5.74%
2004	1.40%			41,772	12.41			518,530	0.48%	20.18%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	1.40%	to	1.80%	129,293	8.49	to	7.86	1,096,900	2.06%	-30.54%	to	-30.82%
2007	1.40%	to	1.80%	170,608	12.22	to	11.37	2,083,939	1.77%	5.62%	to	5.19%
2006	1.40%	to	1.80%	268,085	11.57	to	10.81	3,100,491	1.58%	14.85%	to	14.39%
2005	1.40%	to	1.80%	328,839	10.07	to	9.45	3,311,455	0.02%	2.92%	to	2.50%
2004	1.40%	to	1.80%	367,587	9.79	to	9.22	3,594,725	1.64%	3.58%	to	3.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	1.40%	to	1.80%	137,716 $	12.79	to	11.16	$1,761,283	5.63%	-8.59%	to	-8.96%
2007	1.40%	to	1.80%	219,774	14.00	to	12.26	3,075,147	5.00%	3.90%	to	3.48%
2006	1.40%	to	1.80%	296,692	13.47	to	11.85	3,995,812	4.23%	2.70%	to	2.28%
2005	1.40%	to	1.80%	335,119	13.12	to	11.59	4,394,770	3.80%	-0.12%	to	-0.52%
2004	1.40%	to	1.80%	376,047	13.13	to	11.65	4,932,997	4.15%	2.17%	to	1.75%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	1.40%	to	1.80%	369,965	8.33	to	7.32	3,078,390	1.96%	-43.51%	to	-43.74%
2007	1.40%	to	1.80%	542,801	14.75	to	13.00	7,998,043	1.48%	-0.01%	to	-0.42%
2006	1.40%	to	1.80%	792,440	14.75	to	13.06	11,680,436	3.11%	18.40%	to	17.92%
2005	1.40%	to	1.80%	915,228	12.46	to	11.07	11,394,304	1.56%	4.28%	to	3.86%
2004	1.40%	to	1.80%	1,016,343	11.94	to	10.66	12,127,693	1.43%	9.82%	to	9.38%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	1.40%	to	1.80%	927,408	5.71	to	5.51	5,293,609	0.63%	-47.97%	to	-48.19%
2007	1.40%	to	1.80%	1,227,804	10.97	to	10.64	13,471,129	0.67%	25.09%	to	24.58%
2006	1.40%	to	1.80%	1,823,890	8.77	to	8.54	15,998,436	0.29%	5.24%	to	4.82%
2005	1.40%	to	1.80%	2,139,621	8.34	to	8.15	17,833,310	0.39%	4.20%	to	3.78%
2004	1.40%	to	1.80%	2,419,977	8.00	to	7.85	19,357,545	0.17%	1.82%	to	1.40%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	1.40%	to	1.80%	67,240	7.86	to	10.00	529,553	7.09%	-26.11%	to	-26.41%
2007	1.40%	to	1.80%	120,548	10.64	to	13.59	1,284,114	7.35%	1.21%	to	0.80%
2006	1.40%	to	1.80%	153,308	10.52	to	13.48	1,613,269	7.29%	9.63%	to	9.18%
2005	1.40%	to	1.80%	179,785	9.59	to	12.35	1,725,621	14.68%	1.09%	to	0.68%
2004	1.40%	to	1.80%	199,142	9.49	to	12.26	1,890,686	7.90%	7.94%	to	7.50%
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	1.40%			92,927	8.30			771,537	2.14%	-44.65%
2007	1.40%			128,952	15.00			1,934,392	3.04%	15.56%
2006	1.40%			212,807	12.98			2,762,519	0.82%	16.30%
2005	1.40%			252,391	11.16			2,817,164	0.55%	17.31%
2004	1.40%			279,800	9.51			2,662,237	1.06%	11.90%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	1.40%			19,429	10.65			206,907	2.17%	-44.67%
2007	1.40%			27,204	19.25			523,552	3.27%	15.58%
2006	1.40%			38,833	16.65			646,640	0.72%	16.30%
2005	1.40%			33,012	14.32			472,653	0.56%	17.26%
2004	1.40%			36,879	12.21			450,279	0.87%	11.91%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	1.40%	to	1.80%	540,024	9.99	to	9.80	5,395,389	0.78%	-43.42%	to	-43.65%
2007	1.40%	to	1.80%	707,919	17.66	to	17.39	12,500,526	0.70%	15.85%	to	15.38%
2006	1.40%	to	1.80%	1,112,087	15.24	to	15.07	16,950,261	1.10%	10.03%	to	9.59%
2005	1.40%	to	1.80%	1,246,523	13.85	to	13.75	17,267,224	0.20%	15.22%	to	14.75%
2004	1.40%	to	1.80%	1,319,733	12.02	to	11.98	15,866,961	0.25%	13.73%	to	13.26%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	1.40%			65,920	4.55			300,125	0.25%	-55.69%
2007	1.40%			112,503	10.28			1,156,005	0.00%	21.31%
2006	1.40%			192,953	8.47			1,634,352	0.62%	3.83%
2005	1.40%			229,711	8.16			1,873,913	0.81%	7.34%
2004	1.40%			261,625	7.60			1,988,275	0.47%	5.56%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	1.40%			7,039	7.55			53,170	0.59%	-51.86%
2007	1.40%			9,497	15.69			149,019	0.94%	4.11%
2006	1.40%			14,378	15.07			216,694	0.59%	14.58%
2005	1.40%			19,372	13.15			254,819	0.00%	1.12%
2004	1.40%			22,599	13.01			293,966	0.00%	12.39%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	1.40%	to	1.80%	145,502	6.47	to	8.15	942,783	0.01%	-45.09%	to	-45.31%
2007	1.40%	to	1.80%	201,817	11.78	to	14.90	2,380,341	0.16%	34.71%	to	34.16%
2006	1.40%	to	1.80%	285,849	8.74	to	11.11	2,501,664	0.14%	7.59%	to	7.16%
2005	1.40%	to	1.80%	314,433	8.12	to	10.37	2,557,475	0.01%	10.99%	to	10.54%
2004	1.40%	to	1.80%	336,743	7.32	to	9.38	2,467,758	0.02%	16.32%	to	15.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	1.40%			125,001	$2.66			$332,472	0.08%	-44.76%
2007	1.40%			161,814	4.81			779,091	0.31%	19.99%
2006	1.40%			210,813	4.01			845,943	0.00%	6.32%
2005	1.40%			243,006	3.77			917,140	0.00%	9.99%
2004	1.40%			261,753	3.43			898,143	0.00%	-0.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	1.40%			3,064	7.93			24,303	0.09%	-44.68%
2007	1.40%			3,085	14.34			44,235	0.32%	20.04%
2006	1.40%			3,489	11.94			41,676	0.00%	6.43%
2005	1.40%			3,443	11.22			38,641	0.00%	9.77%
2004	1.40%			7,969	10.22			81,474	0.00%	-0.58%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	1.40%			107,536	7.68			825,917	2.48%	-52.90%
2007	1.40%			173,906	16.31			2,835,769	0.44%	26.22%
2006	1.40%			224,260	12.92			2,897,268	1.85%	44.58%
2005	1.40%			266,171	8.94			2,378,376	1.02%	30.10%
2004	1.40%			282,933	6.87			1,943,253	0.80%	17.03%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	1.40%			32,703	13.46			440,068	2.66%	-52.88%
2007	1.40%			32,485	28.56			927,720	0.50%	26.27%
2006	1.40%			30,190	22.62			682,799	2.11%	44.65%
2005	1.40%			24,096	15.64			376,756	1.05%	30.18%
2004	1.40%			13,966	12.01			167,748	0.75%	17.05%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	1.40%			4,980	9.39			46,763	1.18%	-34.14%
2007	1.40%			8,121	14.26			115,795	0.97%	1.01%
2006	1.40%			13,447	14.12			189,817	0.63%	15.21%
2005	1.40%			16,614	12.25			203,562	0.17%	7.69%
2004	1.40%			10,192	11.38			115,962	0.00%	13.78%			(a) (b)
Legg Mason Partners VET - Capital and Income Portfolio - Class I (LPVCII)
2008	1.40%	to	1.80%	189,183	6.42	to	6.37	1,214,252	0.85%	-35.93%	to	-36.19%
2007	1.40%	to	1.80%	276,791	10.02	to	9.99	2,772,859	2.79%	0.18%	to	-0.10	% (a) (b)
Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)
2008	1.40%	to	1.80%	633,084	5.94	to	5.90	3,762,993	1.41%	-37.47%	to	-37.72%
2007	1.40%	to	1.80%	946,802	9.51	to	9.48	8,999,622	2.53%	-4.95%	to	-5.21	% (a) (b)
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
2008	1.40%			208,194	9.71			2,021,351	1.16%	-36.53%
2007	1.40%			288,388	15.30			4,411,144	1.07%	2.44%
2006	1.40%			412,420	14.93			6,158,150	1.57%	16.61%
2005	1.40%			468,532	12.81			5,999,572	1.12%	5.04%
2004	1.40%	to	1.80%	537,136	12.19	to	9.71	6,539,406	1.43%	8.83%	to	8.39%
Legg Mason Partners VIT - Global High Yield Bond Portfolio - Class I (SBVHY)
2008	1.40%			51,620	11.25			580,638	8.25%	-31.79%
2007	1.40%			106,828	16.49			1,761,739	5.93%	-1.47%
2006	1.40%			159,724	16.74			2,673,440	5.62%	9.10%
2005	1.40%			179,646	15.34			2,756,141	5.89%	2.36%
2004	1.40%			184,257	14.99			2,761,610	6.05%	9.53%
Legg Mason Partners VP I, Inc. - All Cap Portfolio - Class I (SBVC)
2006	1.40%	to	1.80%	818,372	16.80	to	11.92	13,740,292	1.29%	16.46%	to	15.99%
2005	1.40%	to	1.80%	952,260	14.43	to	10.28	13,729,586	0.82%	2.59%	to	2.18%
2004	1.40%	to	1.80%	1,069,341	14.06	to	10.06	15,028,930	0.53%	6.80%	to	6.36%
Legg Mason Partners VP I, Inc. - Total Return Portfolio - Class I (SBVTR)
2006	1.40%	to	1.80%	254,656	13.15	to	12.24	3,348,137	1.91%	10.99%	to	10.54%
2005	1.40%	to	1.80%	320,345	11.85	to	11.07	3,794,770	1.91%	1.87%	to	1.46%
2004	1.40%	to	1.80%	347,174	11.63	to	10.91	4,036,965	1.83%	7.22%	to	6.78%
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	1.40%			64,035	10.09			646,032	8.87%	-29.00%
2007	1.40%			79,369	14.21			1,127,764	9.54%	1.68%
2006	1.40%			54,324	13.97			759,120	7.68%	9.06%
2005	1.40%			64,334	12.81			824,322	7.61%	0.95%
2004	1.40%			79,215	12.69			1,005,433	7.47%	8.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	1.40%			13,819	$15.30		$211,426	1.05%	-58.42%
2007	1.40%			20,688	36.80		761,263	0.69%	43.50%
2006	1.40%			18,628	25.64		477,668	0.74%	34.74%
2005	1.40%			17,807	19.03		338,892	0.58%	30.80%
2004	1.40%			9,404	14.55		136,824	1.31%	19.07%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	1.40%			983	8.20		8,061	1.39%	-46.81%
2007	1.40%			1,030	15.42		15,880	0.39%	25.36%
2006	1.40%			1,072	12.30		13,185	1.12%	31.11%
2005	1.40%			1,118	9.38		10,488	0.96%	28.39%
2004	1.40%			1,241	7.31		9,067	0.81%	12.60%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	1.40%			7,691	13.11		100,802	1.11%	-46.80%
2007	1.40%			14,533	24.63		358,015	0.46%	25.36%
2006	1.40%			17,615	19.65		346,155	1.22%	31.10%
2005	1.40%			16,265	14.99		243,812	1.21%	28.36%
2004	1.40%			4,449	11.68		51,957	0.93%	12.75%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	1.40%			24,085	8.41		202,495	0.70%	-45.12%
2007	1.40%			33,398	15.32		511,674	0.35%	18.21%
2006	1.40%			61,664	12.96		799,176	0.83%	24.12%
2005	1.40%			80,157	10.44		836,943	0.91%	17.67%
2004	1.40%			84,546	8.87		750,193	0.00%	14.05%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	1.40%			4,793	14.65		70,225	0.59%	-45.11%
2007	1.40%			10,842	26.69		289,389	0.47%	18.25%
2006	1.40%			13,938	22.57		314,600	0.89%	24.06%
2005	1.40%			16,451	18.19		299,320	0.74%	17.67%
2004	1.40%			11,408	15.46		176,391	0.00%	14.05%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	1.40	% to	1.80%	382,890	15.21	to 13.18	5,822,009	4.09%	6.21	% to	5.78%
2007	1.40	% to	1.80%	575,308	14.32	to 12.46	8,236,653	4.38%	5.65	% to	5.22%
2006	1.40	% to	1.80%	866,835	13.55	to 11.84	11,747,092	4.00%	1.90	% to	1.49%
2005	1.40	% to	1.80%	986,336	13.30	to 11.67	13,117,500	3.67%	1.82	% to	1.41%
2004	1.40	% to	1.80%	1,121,366	13.06	to 11.50	14,632,732	5.50%	1.82	% to	1.40%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	1.40%			66,745	4.12		275,011	0.26%	-39.57%
2007	1.40%			91,019	6.82		620,557	0.16%	17.86%
2006	1.40%			161,590	5.78		934,739	0.05%	4.69%
2005	1.40%			185,920	5.53		1,027,342	0.08%	5.01%
2004	1.40%			202,457	5.26		1,065,308	0.31%	6.64%
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	1.40%			37,891	9.59		363,379	2.08%	-37.73%
2007	1.40%			37,830	15.40		582,603	2.13%	4.47%
2006	1.40%			43,676	14.74		643,874	2.06%	15.24%
2005	1.40%			50,055	12.79		640,346	1.70%	6.42%
2004	1.40%			58,835	12.02		707,230	1.71%	12.43%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	1.40%			103,509	11.18		1,157,205	3.39%	-7.34%
2007	1.40%			121,780	12.07		1,469,295	3.42%	3.90%
2006	1.40%			126,499	11.61		1,468,971	2.93%	4.68%
2005	1.40%			142,059	11.09		1,575,881	2.82%	1.86%
2004	1.40%			129,584	10.89		1,411,181	2.38%	3.19%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1.40%			194,274	10.38		2,015,847	2.73%	-24.27%
2007	1.40%			247,024	13.70		3,384,735	2.68%	4.17%
2006	1.40%			287,318	13.15		3,779,167	2.43%	9.80%
2005	1.40%			280,500	11.98		3,360,237	2.24%	3.87%
2004	1.40%			255,069	11.53		2,941,643	2.13%	8.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1.40%			116,524	$9.99			$1,164,046	2.41%	-32.35%
2007	1.40%			145,002	14.77			2,141,309	2.17%	4.66%
2006	1.40%			195,073	14.11			2,752,563	2.19%	12.94%
2005	1.40%			181,853	12.49			2,271,993	2.08%	5.58%
2004	1.40%			152,212	11.83			1,801,211	1.90%	10.52%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	1.40%			126,164	10.85			1,369,506	3.03%	-16.23%
2007	1.40%			171,697	12.96			2,224,964	2.83%	4.37%
2006	1.40%			205,910	12.42			2,556,610	2.74%	6.91%
2005	1.40%			235,597	11.61			2,736,167	2.68%	3.03%
2004	1.40%			215,545	11.27			2,429,733	2.27%	5.66%
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	1.40%			71,928	5.33			383,412	0.00%	-46.87%
2007	1.40%			107,189	10.03			1,075,387	0.00%	7.48%
2006	1.40%			159,427	9.33			1,488,153	0.00%	8.37%
2005	1.40%			199,828	8.61			1,721,156	0.00%	8.21%
2004	1.40%			218,357	7.96			1,738,055	0.00%	13.72%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	1.40%	to	1.80%	164,438	13.01	to	9.57	2,138,144	1.21%	-37.35%	to	-37.61%
2007	1.40%	to	1.80%	236,524	20.77	to	15.33	4,910,275	1.40%	6.05%	to	5.61%
2006	1.40%	to	1.80%	385,488	19.59	to	14.52	7,548,052	1.14%	8.36%	to	7.92%
2005	1.40%	to	1.80%	451,122	18.08	to	13.45	8,152,420	1.00%	10.53%	to	10.09%
2004	1.40%	to	1.80%	496,569	16.35	to	12.22	8,118,655	0.53%	14.11%	to	13.65%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1.40%			806,754	11.51			9,281,870	1.98%	0.62%
2007	1.40%			750,179	11.43			8,577,361	4.79%	3.32%
2006	1.40%			805,231	11.07			8,911,170	4.32%	3.07%
2005	1.40%			814,547	10.74			8,745,701	2.63%	1.23%
2004	1.40%			889,486	10.61			9,433,841	0.78%	-0.60%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	1.40%			51,998	7.23			376,154	0.00%	-47.17%
2007	1.40%			71,209	13.69			975,090	0.00%	8.21%
2006	1.40%			91,311	12.65			1,155,536	0.00%	1.77%
2005	1.40%			123,772	12.44			1,539,150	0.00%	6.58%
2004	1.40%			136,511	11.67			1,592,731	0.00%	11.83%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	1.40%			56,190	14.29			802,943	1.05%	-33.10%
2007	1.40%			82,598	21.36			1,764,384	1.03%	-8.21%
2006	1.40%			134,121	23.27			3,121,058	0.44%	15.66%
2005	1.40%			161,314	20.12			3,245,703	0.07%	1.63%
2004	1.40%			172,826	19.80			3,421,420	0.00%	15.66%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	1.40%			88,152	13.01			1,146,878	0.75%	-39.06%
2007	1.40%			125,923	21.35			2,688,180	0.08%	0.69%
2006	1.40%			189,550	21.20			4,018,570	0.10%	10.47%
2005	1.40%			242,039	19.19			4,644,859	0.00%	10.75%
2004	1.40%			262,129	17.33			4,542,140	0.00%	17.36%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	1.40%	to	1.80%	289,598	7.34	to	7.28	2,124,296	1.35%	-42.37%	to	-42.61%
2007	1.40%	to	1.80%	418,780	12.73	to	12.68	5,331,025	1.03%	6.66%	to	6.22%
2006	1.40%	to	1.80%	647,330	11.94	to	11.94	7,726,147	1.05%	12.04%	to	11.59%
2005	1.40%	to	1.80%	766,698	10.65	to	10.70	8,167,469	0.89%	5.94%	to	5.51%
2004	1.40%	to	1.80%	862,514	10.06	to	10.14	8,672,922	1.24%	8.21%	to	7.78%
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	1.40%			682	1.94			1,324	0.00%	-49.29%
2007	1.40%			684	3.83			2,619	0.00%	18.40%
2006	1.40%			701	3.23			2,267	0.00%	9.62%
2005	1.40%			703	2.95			2,074	0.00%	-1.91%
2004	1.40%			704	3.01			2,117	0.00%	2.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	1.40%			505	$7.23			$3,652	0.00%	-49.31%
2007	1.40%			2,002	14.27			28,561	0.00%	18.49%
2006	1.40%			529	12.04			6,369	0.00%	9.53%
2005	1.40%			530	10.99			5,826	0.00%	-1.90%
2004	1.40%			615	11.20			6,891	0.00%	2.82%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	1.40%			37,831	6.78			256,584	1.89%	-37.87%
2007	1.40%			60,057	10.92			655,659	1.83%	-3.59%
2006	1.40%			104,599	11.32			1,184,497	1.67%	14.29%
2005	1.40%			118,612	9.91			1,175,268	1.64%	2.79%
2004	1.40%			106,122	9.64			1,022,952	1.27%	15.85%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	1.40%			20,135	9.47			190,697	0.48%	-38.13%
2007	1.40%			31,805	15.31			486,831	0.30%	5.88%
2006	1.40%			47,905	14.46			692,572	0.70%	11.79%
2005	1.40%			58,107	12.93			751,439	0.14%	6.88%
2004	1.40%			68,607	12.10			830,127	0.12%	14.19%
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	1.40%			142,153	8.68			1,234,251	0.00%	-44.16%
2007	1.40%			177,362	15.55			2,757,994	0.00%	20.80%
2006	1.40%			229,581	12.87			2,955,203	0.00%	13.09%
2005	1.40%			287,500	11.38			3,272,314	0.00%	12.15%
2004	1.40%			313,299	10.15			3,179,519	0.00%	14.68%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	1.40%			43,622	7.90			344,678	0.49%	-53.06%
2007	1.40%			52,079	16.83			876,681	0.60%	7.80%
2006	1.40%			63,355	15.62			989,361	0.67%	10.67%
2005	1.40%			72,752	14.11			1,026,535	1.04%	16.40%
2004	1.40%			60,073	12.12			728,217	0.01%	17.31%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	1.40%			2,210	8.44			18,652	2.36%	-40.29%
2007	1.40%			1,972	14.13			27,874	0.13%	6.10%
2006	1.40%			2,242	13.32			29,869	0.15%	12.12%
2005	1.40%			2,220	11.88			26,380	0.00%	5.37%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	1.40%	to	1.80%	340,114	7.14	to	5.51	2,426,481	0.16%	-46.28%	to	-46.50%
2007	1.40%	to	1.80%	490,044	13.29	to	10.31	6,509,233	0.26%	12.54%	to	12.08%
2006	1.40%	to	1.80%	710,080	11.81	to	9.20	8,381,529	0.39%	6.44%	to	6.01%
2005	1.40%	to	1.80%	854,574	11.09	to	8.67	9,477,010	0.93%	3.63%	to	3.21%
2004	1.40%	to	1.80%	965,446	10.70	to	8.40	10,323,075	0.32%	5.44%	to	5.01%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	1.40%	to	1.80%	451,093	7.09	to	7.10	3,197,488	1.65%	-39.33%	to	-39.58%
2007	1.40%	to	1.80%	636,940	11.68	to	11.75	7,442,006	1.10%	2.95%	to	2.53%
2006	1.40%	to	1.80%	891,007	11.35	to	11.46	10,111,832	1.14%	13.42%	to	12.96%
2005	1.40%	to	1.80%	1,009,822	10.01	to	10.15	10,104,339	1.35%	4.50%	to	4.07%
2004	1.40%	to	1.80%	1,127,280	9.58	to	9.75	10,795,189	0.84%	7.93%	to	7.49%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	1.40%	to	1.80%	252,007	5.31	to	5.28	1,337,613	0.00%	-49.78%	to	-49.99%
2007	1.40%	to	1.80%	372,119	10.57	to	10.55	3,933,186	0.00%	4.84%	to	4.41%
2006	1.40%	to	1.80%	526,837	10.08	to	10.10	5,311,694	0.00%	1.52%	to	1.11%
2005	1.40%	to	1.80%	628,363	9.93	to	9.99	6,240,601	0.00%	10.76%	to	10.31%
2004	1.40%	to	1.80%	693,819	8.97	to	9.06	6,221,330	0.00%	18.10%	to	17.62%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	1.40%			153,521	5.54			849,808	0.79%	-35.34%
2007	1.40%			218,051	8.56			1,866,827	0.58%	6.27%
2006	1.40%			325,427	8.06			2,621,778	0.11%	7.68%
2005	1.40%			373,735	7.48			2,796,316	0.00%	2.17%
2004	1.40%			431,849	7.32			3,162,534	0.36%	4.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	1.40%	14,358	$10.63	$152,678	0.00%	-65.25%
2007	1.40%	23,930	30.60	732,178	0.40%	35.63%
2006	1.40%	20,367	22.56	459,454	0.63%	37.59%
2005	1.40%	23,772	16.40	389,766	0.69%	30.02%
2004	1.40%	20,993	12.61	264,721	0.00%	26.10%	(a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	1.40%	17,574	13.21	232,071	0.00%	-65.27%
2007	1.40%	30,670	38.03	1,166,312	0.57%	35.68%
2006	1.40%	65,895	28.03	1,846,887	0.63%	37.55%
2005	1.40%	82,428	20.38	1,679,645	0.77%	30.15%
2004	1.40%	91,052	15.66	1,425,515	0.55%	24.13%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	1.40%	9,873	17.43	172,079	0.31%	-46.85%
2007	1.40%	11,401	32.79	373,893	0.13%	43.28%
2006	1.40%	12,703	22.89	290,747	0.07%	22.80%
2005	1.40%	10,245	18.64	190,954	0.00%	49.50%
2004	1.40%	61	12.47	761	0.00%	24.67%	(a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	1.40%	1,699	23.42	39,791	0.36%	-46.88%
2007	1.40%	5,827	44.09	256,912	0.14%	43.31%
2006	1.40%	9,314	30.77	286,547	0.07%	22.75%
2005	1.40%	10,495	25.06	263,030	0.33%	49.56%
2004	1.40%	11,866	16.76	198,849	0.37%	22.49%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	1.40%	1,466	21.18	31,049	5.79%	-16.17%
2007	1.40%	3,770	25.26	95,246	6.65%	5.03%
2006	1.40%	4,548	24.05	109,395	8.46%	9.26%
2005	1.40%	5,697	22.01	125,419	8.41%	10.68%
2004	1.40%	9,931	19.89	197,526	7.16%	8.52%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	1.40%	39,261	18.83	739,286	3.37%	-38.77%
2007	1.40%	52,917	30.75	1,627,283	1.16%	-18.24%
2006	1.40%	71,940	37.61	2,705,768	1.15%	36.12%
2005	1.40%	83,673	27.63	2,311,983	1.29%	15.42%
2004	1.40%	86,165	23.94	2,062,797	1.48%	34.49%
2008	Reserves for annuity contracts in payout phase:			43,537
2008	Contract owners’ equity			$74,582,700
2007	Reserves for annuity contracts in payout phase:			177,496
2007	Contract owners’ equity			$156,167,396
2006	Reserves for annuity contracts in payout phase:			269,150
2006	Contract owners’ equity			$205,961,407
2005	Reserves for annuity contracts in payout phase:			347,007
2005	Contract owners’ equity			$212,855,897
2004	Reserves for annuity contracts in payout phase:			140,185
2004	Contract owners’ equity			$217,312,602
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/     KPMG LLP

Columbus, Ohio

March 13, 2009